DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 6) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Beginning balance	$ 15,552
Gains (losses) on hedge of net investment in foreign operation, before tax	49,197	$ 13,458
Income tax relating to hedges of net investment in foreign operations	(14,068)	(3,219)
Closing Balance	(4,735)	15,552
Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	10,773
Gains (losses) on hedge of net investment in foreign operation, before tax	49,197	13,458
Income tax relating to hedges of net investment in foreign operations	(14,211)	(2,685)
Closing Balance	$ 45,759	$ 10,773